Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Significant accounting judgments, estimates and assumptions
4.	Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities and the accompanying disclosures and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities in future periods.

Judgments

In the process of applying the Company’s accounting policies, management has made judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements in the following area:

•	Leases

The Company enters into lease contracts on some of the aircraft it operates. The Company assesses, based on the terms and conditions of the arrangements, whether or not substantially all risks and rewards of ownership of the aircraft it leases have been transferred/retained by the lessor to determine the appropriate accounting classification of the contracts as an operating or finance leases.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the Company’s control. Such changes are reflected in the assumptions when they occur.

•	Impairment of non-financial assets

Impairment exists when the carrying amount of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU being tested. The recoverable amount is most sensitive to the discount rate used for the discounted cash flow model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes (see note 16).

•	Property and equipment

The Company’s management has determined that the residual value of the airframe, engines, and components (rotable parts) owned is 15% of the cost of the asset, so the depreciation of flight equipment is made accordingly. Annually, management reviews the useful life and residual value of each of these assets (see note 13).

•	Provision for return condition

The Company records a maintenance provision to accrue for the cost that will be incurred in order to return certain aircraft to their lessor in the agreed-upon condition. The methodology applied to calculate the provision requires management to make assumptions, including the future maintenance costs, discount rate, related inflation rates and aircraft utilization.

Any difference in the actual maintenance cost incurred and the amount of the provision is recorded in maintenance expenses in the period. The effect of any changes in estimates, including those mentioned above, is also recognized in maintenance expenses for the period (see note 21).

•	Share-based payments

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility, and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 25.

•	Revenue recognition – expired tickets

The Company recognizes estimated fare revenue for tickets that are expected to expire based on departure date (unused tickets), based on historical data and experience. Estimating the expected expiration rate requires management’s judgment, among other things, the historical data and experience is an indication of the future customer behavior.

•	Multiple deliverable revenue arrangements - Frequent flyer program

The Company recognizes a portion of the proceeds from the sale of tickets as frequent-flyer deferred revenue, reflecting the value of the related miles earned by the passenger in a multiple element revenue arrangement. Pursuant to IFRIC 13, the Company estimates the fair value of the miles sold along with the ticketed flight using a blended calculation of rates charged when miles are sold to other partners and the average value of a mile flown by a customer. Also, the Company estimates and reduces the liability for the value of miles earned but expected to expire unused, based on historical experience.

•	Taxes

The Company believes that tax positions taken are reasonable. However, in the event of an audit by the tax authorities, they may challenge the positions taken by the Company, resulting in additional taxes and interest liabilities.

The tax positions involve considerable judgment by management and are reviewed and adjusted to account for changes in circumstances, such as lapsing of applicable statutes of limitations, conclusion of tax audits, additional exposures based on identification of new issues, or court decisions affecting a particular tax issue. Actual results may differ from estimates (see note 22).

•	Fair value measurement

The Company measures financial instruments such as derivatives at fair value at the date of each statement of financial position. Fair values of financial instruments measured at amortized cost are disclosed in note 28.7.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability, or

•	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole (see note 28.7 for further disclosures):

i)	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

ii)	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

iii)

Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.